FORM 13F

                                FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:               September 30, 2002

Check here if Amendment [   ]:  Amendment Number :
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Perigee Investment Counsel Inc.
Address:          320 Bay Street, 14th Floor
                  Toronto, ON  M5H 4A6


13F File Number : 28-7412

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Stephen M. Daub
Title:   Senior Principal
Phone:   416-594-2950
Signature                           Place                    Date of Signing



______________________________________________________________________________
/s/ Stephen M. Daub                 Toronto, ON             November 12, 2002

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[ X   ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                                               FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A